Summary of Principal Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented on a consolidated basis in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information, the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025 or for any other period. All intercompany balances and transactions have been eliminated on consolidation.

Fair value Measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Fair value of digital assets is based on Level 1 inputs as these were based on observable quoted prices in the Company’s principal market for identical assets. Management of the Company considers the carrying amount of cash and cash equivalents, accounts receivable, loans receivable due from a related party, other receivables, accounts payable, other payables and income taxes payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 8).

Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses. Accounts receivable do not bear interest.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) to measure expected credit losses of accounts receivable.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of online advertising service fees from certain customers. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

As of June 30, 2025 and December 31, 2024, the Company did not provide expected credit losses against accounts receivable.

Digital assets

For the six months ended June 30, 2025, the Company purchased bitcoin from open market. As of June 30, 2025, digital assets (primarily include bitcoin) are initially recorded at cost in current assets in the accompanying unaudited condensed consolidated balance sheets.

The Company adopted ASU 2023-08, which requires entities to measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. The Company’s digital assets are within the scope of ASU 2023-08.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The digital assets held by the Company are traded on a number of active markets globally. The Company considered CoinMarketCap to be its principal market as it provides reliable and great volume and level of activity for bitcoin for which the Company can access.

Purchases of digital assets by the Company are included within investing activities on the accompanying unaudited condensed consolidated statements of cash flows. The changes of digital assets are included within investing activities in the accompanying unaudited condensed consolidated statements of cash flows. Changes in fair value are reported as “changes in fair value on digital assets” and realized gains or losses are reported as “realized gains (loss) on digital assets” in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

Content assets, net

Content assets are classified as current content assets and non-current content assets, based on their estimated useful lives. Content assets are stated at cost less accumulated amortization and impairment if any. Content assets are amortized in a way which reflect the pattern in which the economic benefits of the content assets are expected to be consumed or otherwise used up. When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Revenue Recognition

Membership and top-up streaming services (“IAP”)

Membership and top-up streaming services are referred to as In-App Purchases (“IAP”). The Company offers membership streaming services to subscribing members from various countries and the features of the plan, which primarily include access to exclusive and ad-free streaming of short dramas, and accelerated downloads and others. It’s optional for users to subscribe for weekly, monthly or annual membership on the short drama streaming platform. Users can also top up their accounts to acquire in-app coins on our platform, which are then used to continue viewing the short dramas. Users can also earn in-app coins to watch short dramas by completing daily and new user tasks.

Full membership and top-up charges are prepaid before provision of membership and top-up streaming services. The collection of membership and top-up charges are initially recorded as “contract liabilities” on the unaudited condensed consolidated balance sheets and revenue is recognized ratably over the membership period and consumption of in-app coins as services are rendered.

Online advertising services (“IAA”)

Online advertising services are referred to as In-App Advertising (“IAA”). The Company sells advertising services by delivering brand advertising primarily to third-party advertising agencies. The Company provides advertisement placements on its short drama streaming platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The transaction prices are varied according to the scale of impressions and types of the advertisements in the contracts with customers. The contracts have one performance obligation. Revenues are recognized over time. The Company has a right to consideration from the customers in an amount that corresponds directly with the value the Company’s performance obligations completed to date. The Company adopted practical expedient under ASC 606-10-55-18, and recognizes revenues from provision of online advertising services based on amounts invoiced to the customers.

Content licensing business

The Company launched its content licensing business for its self-produced short dramas to certain online media platform in the year ended December 31, 2024. The Company entered into license agreements with third party platform customers, pursuant to which the Company grants license of its self-produced short-dramas to the platforms and allow them to distribute the short dramas for an agreed period of time. The transaction price is comprised of a fixed price and variable price which is calculated at a percentage of the revenues generated by the customers. The Company recognized revenues at fixed price upon granting license to the customers, and will recognize the variable price once the fees are collected. For the three months ended June 30, 2025 and 2024, the Company generated revenues of $511,100 and $nil, respectively, from its content licensing business. For the six months ended June 30, 2025 and 2024, the Company generated revenues of $1,191,000 and $nil, respectively, from its content licensing business.

Contract balances

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements.

As of December 31, 2024, the Company had contract liabilities of $2,095,500, which were recognized as revenues in the six months ended June 30, 2025

Disaggregation of revenue

For the three and six months ended June 30, 2025 and 2024, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024

In-App Purchase services	$5,865,100	$6,271,600	$12,455,500	$14,319,800
In-App Advertising services	515,600	644,500	1,150,300	1,287,900
Content licensing business	679,900	-	1,191,000	-
	$7,060,600	$6,916,100	$14,796,800	$15,607,700

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Company operates and manages its business as a single operating and reportable segment. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performances of the Company. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three months ended June 30, 2025 and 2024.

	For the three months ended June 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$1,776,600	$2,413,800	$1,254,200	$420,500	$5,865,100
Online advertising services	-	515,600	-	-	515,600
Content licensing	-	679,900	-	-	679,900
Total	$1,776,600	$3,609,300	$1,254,200	$420,500	$7,060,600

	For the three months ended June 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$3,195,600	$1,941,000	$819,600	$315,400	$6,271,600
Online advertising services	-	644,500	-	-	644,500
Total	$3,195,600	$2,585,500	$819,600	$315,400	$6,916,100

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$4,666,800	$4,516,800	$2,536,000	$735,900	$12,455,500
Online advertising services		1,150,300			1,150,300
Content licensing	-	1,191,000	-	-	1,191,000
Total	$4,666,800	$6,858,100	$2,536,000	$735,900	$14,796,800

	For the six months ended June 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$7,850,500	$3,527,700	$1,956,400	$985,200	$14,319,800
Online advertising services	-	1,287,900	-	-	1,287,900
Total	$7,850,500	$4,815,600	$1,956,400	$985,200	$15,607,700

Going concern

For the three months ended June 30, 2025 and 2024, the Company reported net losses of approximately $1.5 million and $3.6 million, respectively. For the six months ended June 30, 2025 and 2024, the Company reported net losses of approximately $3.9 million and $5.5 million, respectively. In addition, the Company had accumulated deficits of approximately $30.3 million and $26.3 million as of June 30, 2025 and December 31, 2024, respectively, but the Company had working capital of approximately $6.4 million among which the Company held cash of approximately $4.0 million as of June 30, 2025, which is expected to support our operating and investing activities for the next 12 months.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

Given the financial condition of the Company and its operating performance, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s unaudited condensed consolidated financial statements on going concern basis.

Concentration and credit risks

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2025, approximately $4.0 million were deposited in financial institutions in Singapore, and each bank accounts is insured by the government authority with the maximum limit of S$100,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in Singapore which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable and amounts due from related parties is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

The Company’s operations are carried out in Singapore. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Singapore as well as by the general state of the Singapore’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, interest rates and methods of taxation among other factors.

2) Foreign currency risk

Substantially all of the Company’s operating activities that were conducted through the subsidiaries in Singapore and related assets and liabilities are denominated in SGD, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Monetary Authority of Singapore (“MAS”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the MAS or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of SGD is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the MAS market.

3) Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables and revenues with specific customers. For the three and six months ended June 30, 2025 and 2024, the Company had no customers which accounted for more than 10% of revenues.

As of June 30, 2025, one customer accounted for 14.7% accounts receivable. As of December 31, 2024, two customers accounted for 38.3% and 15.7% of accounts receivable, respectively.

Recent accounting pronouncements

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss or unaudited condensed consolidated balance sheets.